Trade Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable	Trade accounts receivable are amounts due from customers for services performed in the ordinary course of business.
	June 30, 2024	December 31, 2023
Trade accounts receivable	16,987	14,852
Allowance for expected credit losses	(1,264)	(589)
Trade accounts receivable, net	15,723	14,263

Schedule of Allowance for Expected Credit Losses	The following table shows the change in allowance for expected credit losses:
Balance as of January 1, 2023	(149)
Allowance recorded during the year	(1,223)
As of June 30, 2023	(1,372)

As of January 1, 2024	(589)
Allowance recorded during the year	(675)
As of June 30, 2024	(1,264)

Schedule of Trade Accounts Receivables by Aging Category	The trade accounts receivable by aging category are distributed as follows:
	June 30, 2024	December 31, 2023
Aging list:
Current	13,127	11,975
Due up to 30 days	603	1,651
Due from 30 to 60 days	100	272
Due from 60 to 90 days	1,893	365
Overdue over 90 days	1,264	589
Total	16,987	14,852